Commitments and contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and contingencies
Schedule of minimum annual lease commitments

(in thousands)
Remaining 2012	$720
2013	1,448
2014	1,102
2015	731
2016	282

Total	$4,283

(in thousands)
2012	$1,413
2013	1,448
2014	1,102
2015	731
2016	282

Total	$4,976

Schedule of rent expense

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2012	2011	2012	2011
Rent expense	$295	$307	$602	$590

	For the years ended December 31,
(in thousands)	2011	2010	2009
Rent expense	$1,175	$946	$822